Leases (Details Narrative) - Number	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Number of finance leases for IT equipment	1
Number of operating leases		16
Number of short-term leases	1
Weighted-average remaining lease term, finance leases	6 months
Weighted-average remaining lease term, operating leases	4 years
Implicit rate, finance lease	5.17%
Weighted average discount rate, operating leases	3.26%